Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of changes in the benefit obligation, the fair value of the plan assets and the recorded asset or liability of the OPEB Plan using the accrual method
The tables below detail the changes in the benefit obligation, the fair value of the plan assets and the recorded asset or liability of the OPEB Plan using the accrual method.

	Year ended December 31,
	2012	2011	2010
		(in thousands)
Change in benefit obligation
Obligation, beginning of period	$466	$869	$734
Service cost	4	3	10
Interest cost	18	22	43
Actuarial (gain) loss	22	(367)	112
Benefits paid	(38)	(61)	(30)
Benefit obligation, end of period	$472	$466	$869
Change in plan assets
Fair value of plan assets, beginning of period	$1,432	$1,319	$1,174
Actual return on plan assets	84	99	61
Employer’s contributions	90	90	113
Benefits paid	(54)	(76)	(29)
Fair value of plan assets, end of period	$1,552	$1,432	$1,319
Funded status
Funded status	$1,080	$966	$450

Schedule of amounts of plan assets recognized in consolidated balance sheets
The weighted average asset allocation of our OPEB Plan at the measurement date by asset category, which are all classified as Level 1 investments, are as follows:

	December 31,
	2012	2011	2010
Fixed income (a)	72.2%	72.1%	70.7%
Cash and short term assets (b)	27.8%	27.9%	29.3%
Total	100.0%	100.0%	100.0%

(a)	United States government securities, municipal corporate bonds and notes and asset backed securities

(b)	Cash and securities with maturities of one year or less
The amounts of plan assets recognized in our consolidated balance sheets were as follows:

	December 31,
	2012	2011	2010
	(in thousands)
Other assets	$1,080	$966	$450
	$1,080	$966	$450

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income
Components of Net Periodic Benefit Cost and Other amounts Recognized in Other Comprehensive Income

	December 31,
	2012	2011	2010
	(in thousands)
Net Periodic (Benefit) Cost
Service cost	$4	$3	$10
Interest cost	18	22	43
Expected return on plan assets	(67)	(60)	(53)
Amortization of net (gain) loss	(43)	(47)	—
Net periodic (benefit) cost	$(88)	$(82)	$—
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss (gain)	64	(359)	(10)
Total recognized in other comprehensive income	64	(359)	(10)
Total recognized in net periodic benefit cost and other comprehensive income	$(24)	$(441)	$(10)

Schedule of assumptions made in measuremnet of the projected benefit obligations or assets of the OPEB Plan
The assumptions made in measurement of the projected benefit obligations or assets of the OPEB Plan were as follows:

	December 31,
	2012	2011	2010
Discount rate	3.42%	3.96%	5.50%
Expected return on plan assets	4.50%	4.50%	4.50%

Schedule of benefits expected to be paid in each of the next five fiscal years
The following table presents the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter by the OPEB Plan:

For the year ending	(in thousands)
2013	$41
2014	35
2015	35
2016	32
2017	30
Five years thereafter	135